Note 12 - Income Taxes (Details) - Summary of Deferred Tax Assets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforward	$ 23,246,809	$ 18,454,164
Stock-based compensation	4,121,311	3,685,646
Stock Award Payable		40,792
Total deferred tax assets	27,368,120	22,180,602
Deferred tax liabilities:
Property and equipment	(673,241)	(421,025)
Less: valuation allowance	$ (26,694,879)	$ (21,759,577)